Income taxes - Movement in deferred tax liabilities (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Balance, beginning of year	₽ (362,969)	₽ (978,146)
Recognized in profit or loss	100,185	615,664
Acquired in business combination	(220,189)
Effect of movement in exchange rates	331	(487)
Balance, end of year	(482,642)	(362,969)
Property and equipment
Income taxes
Balance, beginning of year	(9,696)	(6,895)
Recognized in profit or loss	5,473	(2,799)
Acquired in business combination	(260)
Effect of movement in exchange rates	5	(2)
Balance, end of year	(4,478)	(9,696)
Intangible assets
Income taxes
Balance, beginning of year	(522,280)	(610,144)
Recognized in profit or loss	87,695	87,821
Acquired in business combination	(220,725)
Effect of movement in exchange rates	21	43
Balance, end of year	(655,289)	(522,280)
Unused vacation accruals
Income taxes
Balance, beginning of year	8,614	7,297
Recognized in profit or loss	2,870	1,384
Acquired in business combination	24
Effect of movement in exchange rates	59	(67)
Balance, end of year	11,567	8,614
Employee benefits
Income taxes
Balance, beginning of year	13,323	9,926
Recognized in profit or loss	16,438	3,448
Acquired in business combination	731
Effect of movement in exchange rates	10	(51)
Balance, end of year	30,502	13,323
Contract liabilities
Income taxes
Balance, beginning of year	135,203	90,159
Recognized in profit or loss	4,809	45,453
Effect of movement in exchange rates	131	(409)
Balance, end of year	140,143	135,203
Trade and other payables
Income taxes
Balance, beginning of year	7,728	4,066
Recognized in profit or loss	(1,464)	3,667
Acquired in business combination	41
Effect of movement in exchange rates	103	(5)
Balance, end of year	6,408	7,728
Loans and borrowings
Income taxes
Recognized in profit or loss	(16,947)
Balance, end of year	(16,947)
Right-of-use assets and lease liabilities
Income taxes
Balance, beginning of year	4,139
Recognized in profit or loss	1,311	4,135
Effect of movement in exchange rates	2	4
Balance, end of year	₽ 5,452	4,139
Deferred tax on intra-group dividends and unremitted earnings
Income taxes
Balance, beginning of year		(472,555)
Recognized in profit or loss		₽ 472,555